Income Taxes (Details) - Schedule of Deferred Tax Asset - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Tax Asset Abstract
Start-up costs	$ 5,042,480	$ 5,188,000
Stock based compensation	2,738,000	2,727,000
Section 174	101,398
Net Operating Loss	7,377,233	4,729,000
Other	(81,973)	79,000
Deferred tax asset	15,177,167	12,723,000
Valuation allowance	(15,177,167)	(12,723,000)
Net deferred taxes